Income Tax - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, net	$ 330	$ 18	$ 17
Deferred income tax liabilities, net	90	1,242	1,733
Amounts of deferred tax assets not recognised	0	$ 0	$ 0
2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward	$ 13